UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09157
Investment Company Act File Number

Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

August 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 178.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 14.9%
$2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$2,016,200
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,416,880
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	503,640
1,350	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,441,287
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,003,840
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,449,700

		$12,831,547

Electric Utilities — 4.2%
$270	Chula Vista, (San Diego Gas), 5.875%, 2/15/34	$277,741
2,275	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	2,033,804
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300,338

		$3,611,883

General Obligations — 11.9%
$750	California, 6.00%, 4/1/38	$793,635
1,590	California, (AMT), 5.05%, 12/1/36	1,365,635
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	4,763,513
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)	3,270,057

		$10,192,840

Health Care-Miscellaneous — 0.3%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$250,083

		$250,083

Hospital — 31.3%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$974,210
2,375	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	2,136,312
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,633,995
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	3,141,048
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	745,238
3,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,559,510
1,150	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,006,158
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,519,648
1,565	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,556,752
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,652,227
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,502,385
1,200	Duarte, (Hope National Medical Center), 5.25%, 4/1/24	1,142,376
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	395,281
1,900	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,895,041
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	936,200
2,000	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	1,786,760
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,327,611

		$26,910,752

Housing — 2.6%
$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,284,308
722	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	583,020
421	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	336,930

		$2,204,258

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 4.0%
$800	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	$800,376
1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	1,153,416
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,467,580

		$3,421,372

Insured-Education — 7.9%
$495	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$497,866
3,270	California Educational Facilities Authority, (Pooled College and University), (NPFG), 5.10%, 4/1/23	3,279,712
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,005,010

		$6,782,588

Insured-Electric Utilities — 10.1%
$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,529,825
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	2,969,135
3,360	Los Angeles Department of Water and Power, (FSA), 4.625%, 7/1/37	3,190,891

		$8,689,851

Insured-Escrowed/Prerefunded — 2.9%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,495,899

		$2,495,899

Insured-General Obligations — 6.6%
$7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	$1,515,640
4,825	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	985,699
7,995	Sweetwater Union High School District, (Election of 2000), (FSA), 0.00%, 8/1/25	3,218,068

		$5,719,407

Insured-Hospital — 18.3%
$3,100	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$3,138,006
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (NPFG), 5.25%, 8/15/29	3,025,920
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	754,132
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	5,021,850
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(2)	3,777,044

		$15,716,952

Insured-Lease Revenue/Certificates of Participation — 11.7%
$6,205	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,264,572
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,309,880
3,500	San Diego County Water Authority, (FSA), 5.00%, 5/1/38(2)	3,529,155

		$10,103,607

Insured-Other Revenue — 2.0%
$1,855	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$1,744,553

		$1,744,553

Insured-Special Tax Revenue — 4.4%
$24,800	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,363,256
4,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	481,481
8,380	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	894,565

Principal
Amount
(000’s omitted)	Security	Value
$5,270	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$525,208
480	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	523,671

		$3,788,181

Insured-Transportation — 9.7%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,180,100
8,000	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	1,956,480
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	769,278
10,000	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	1,806,800
1,320	San Jose Airport Revenue, (AMBAC), (BHAC), (FSA), (AMT), 5.00%, 3/1/37	1,246,608
1,350	San Jose Airport Revenue, (AMBAC), (BHAC), (FSA), (AMT), 6.00%, 3/1/47	1,384,358

		$8,343,624

Insured-Water and Sewer — 3.7%
$4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	$3,213,408

		$3,213,408

Other Revenue — 2.2%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$357,973
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	522,528
630	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	331,884
880	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	686,409

		$1,898,794

Senior Living/Life Care — 1.5%
$175	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$139,073
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	512,771
600	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	612,912

		$1,264,756

Special Tax Revenue — 17.2%
$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$758,920
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	208,081
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	306,153
1,000	Corona Public Financing Authority, 5.80%, 9/1/20	893,110
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	154,074
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	351,995
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,604,421
900	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	795,447
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	359,365
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	626,355
2,340	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,392,486
960	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	978,547
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,313,367
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,110,571
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	226,753
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	425,510
250	Temecula Unified School District, 5.00%, 9/1/27	191,560
400	Temecula Unified School District, 5.00%, 9/1/37	277,852
500	Turlock Public Financing Authority, 5.45%, 9/1/24	482,625
500	Tustin Community Facilities District, 6.00%, 9/1/37	452,815
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	918,630

		$14,828,637

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 5.3%
$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31(3)	$2,041,500
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,505,565
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,029,120

		$4,576,185

Water and Sewer — 5.3%
$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,946,738
2,500	Metropolitan Water District of Southern California, 5.00%, 1/1/34	2,576,950

		$4,523,688

Total Tax-Exempt Investments — 178.0% (identified cost $161,757,197)		$153,112,865

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.1)%		$(49,977,003)

Other Assets, Less Liabilities — (19.9)%		$(17,132,717)

Net Assets Applicable to Common Shares — 100.0%		$86,003,145

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 43.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 16.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments outstanding at August 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	72 U.S. Treasury Bond	Short	$(8,596,435)	$(8,622,000)	$(25,565)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Depreciation
JPMorgan Chase Co.	$2,125,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(240,492)
Merrill Lynch Capital Services, Inc.	3,412,500	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(221,620)

					$(462,112)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $487,677.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,108,666

Gross unrealized appreciation	$3,886,756
Gross unrealized depreciation	(11,827,557)

Net unrealized depreciation	$(7,940,801)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$153,112,865	$—	$153,112,865

Total Investments	$—	$153,112,865	$—	$153,112,865

Liability Description
Futures Contracts	$(25,565)	$—	$—	$(25,565)
Interest Rate Swaps	—	(462,112)	—	(462,112)

Total	$(25,565)	$(462,112)	$—	$(487,677)

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	October 26, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 26, 2009